Share-based Payment	12 Months Ended
Mar. 31, 2023
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Payment

16.Share-based payment:

Under the Company’s share-based payment arrangements, stock-based compensation expenses of $3,503,582 were recognized on equity share based awards and expenses of $1,769,805 on liability-based awards in the consolidated statement of loss and comprehensive loss for the twelve-month period ended March 31, 2023 (2022 - $7,816,845 for equity-based awards and $3,263,437 for liability-based awards).

As at March 31, 2023, the Company had the following share-based payment arrangements:

(a)	Company stock option plan:
(i)	Stock option plan:

The Company has established a stock option plan for directors, officers, employees and consultants. The exercise price of the stock options granted under the plan is not lower than the closing price of the common shares listed on the Nasdaq on the eve of the grant. The terms and conditions for acquiring and exercising options are set by the Board of Directors, subject to, among others, the following limitations: the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Company’s stock-option plan allows the Company to issue a number of stock options not exceeding 25% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 20% of the Company’s total issued and outstanding common shares at the time of the grant, provided that the maximum number of stock options issuable to a single consultant cannot exceed 2% of the Company's total issued and outstanding common shares at the time of the grant.

The number and weighted average exercise prices of stock options are as follows:

	2023		2022
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options
Options outstanding at April 1st, 2023 and 2022	$37.41	306,321	$65.91	121,208
Granted	1.59	229,715	25.41	286,554
Forfeited/Cancelled	18.04	(68,385)	37.41	(94,298)
Expired	50.79	(50,318)	89.90	(7,143)
Options outstanding at March 31, 2023 and 2022	$18.23	417,333	$37.41	306,321
Options exercisable at March 31, 2023 and 2022	$20.79	260,801	$56.68	102,883

	March 31, 2023
	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price
$1.55 - $1.60	4.38	115,715	28,572	$1.55
$1.61 - $6.07	4.49	114,000	114,000	1.64
$6.08 - $22.40	3.86	20,716	6,908	11.10
$22.41 - $27.92	3.37	85,715	57,144	25.55
$27.93 - $157.62	5.99	81,187	54,177	66.42
	4.49	417,333	260,801	$20.58

The weighted average fair value of the options granted to employees during the twelve-month period ended March 31, 2023 was 1.59 (2022 - $13.68). The Company granted 114,000 options to non-employees during the twelve-month period ended March 31, 2023 (none for the twelve-month period ended March 31, 2022) resulting in a $137,267 and a nil stock-based compensation expense, respectively for the twelve-month periods ended March 31, 2023 and 2022. The fair value of options granted has been estimated using the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted during the twelve-month period ended March 31, 2023 and 2022 as at the date of grant:

	Year ended
Black Sholes assumptions used	March 31, 2023	March 31, 2022
Share price	$1.55-$1.64	$25.41
Exercise price	$1.55-$1.64	$25.41
Dividend yield	nil	nil
Risk-free interest	3.10% - 3.60%	0.94%
Expected life (years)	3.61	4.29
Expected volatility	94.38% - 106.70%	82.73%

Stock-based compensation recognized under this plan amounted to $870,432 for the twelve-month period ended March 31, 2023 (2022 - $2,101,474). Unrecognized compensation cost of $259,890 as at March 31, 2023 with a weighted average period remaining of 1.21 years. Unrecognized compensation cost of $1,422,800 as at March 31, 2022 with a weighted average period remaining of 1.16 years.

(ii)	Non-market performance options:

On July 8, 2019, the Company granted 100,000 non-market performance options under the Company stock option plan at an exercise price of $155.05 per share to the CEO, expiring on July 8, 2029. These options vest after the attainment of non-market performance conditions within the following ten years. These non-market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revalued up to the date of approval of the amendments (grant date). None of these non-market performance options have vested as at March 31, 2023. These options were not exercisable as at March 31, 2023 and 2022.

No stock-based compensation expense was recognized for the year ended March 31, 2023. During twelve-month period ended March 31, 2022, changes in estimated probability of achievement of the non-market performance conditions or the expected number of years to achieve the performance conditions resulted in a recovery of stock-based compensation recognized under this plan which amounted to $689,464.

(iii)	Market performance options:

On July 8, 2019, the Company granted 157,142 market performance options under the Company stock option plan at an exercise price of $155.05 per share to the CEO, expiring on July 8, 2029. These options vest after the attainment of market performance conditions within the following ten years. Some of these market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revaluated up to the date of approval of the amendments (grant date).

The number and weighted average exercise prices of market performance options are as follows:

		2023		2022
		Weighted		Weighted
		average		average
		exercise	Number of	exercise	Number of
	Notes	price	options	price	options
Options outstanding at April 1, 2023 and 2022		$155.05	157,142	$155.05	157,142
Options outstanding at March 31, 2023 and 2022		$155.05	157,142	$155.05	157,142
Options exercisable at March 31, 2023 and 2022		$155.05	21,429	$155.05	21,429

Stock-based compensation recognized under this plan amounted to $2,351,970 and $2,465,163 respectively for the years ended March 31, 2023 and 2022. Unrecognized compensation cost at March 31, 2023 is $9,066,730 with a weighted average period remaining of 6.51 years (2022 - $12,134,126 with a weighted average period remaining of 7.51 years).

(b)	Deferred Share Units and Restricted Share Units:

The Company has established an equity incentive plan for employees, directors and consultants of the Company. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

(i)	Deferred Share Units (“DSUs”)

The number and weighted average share prices of DSUs are as follows:

		2023		2022
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	DSUs	price	DSUs
DSUs outstanding at April 1, 2023 and 2022		$66.45	4,308	$63.00	1,202
Granted		—	—	19.26	3,106
DSUs outstanding at March 31, 2023 and 2022		$66.45	4,308	$66.45	4,308
DSUs exercisable at March 31, 2023 and 2022		$66.45	4,308	$39.93	2,753

Of the 4,308 DSUs outstanding as at March 31, 2023 (2022 – 4,308), 1,555 DSUs vested upon services to be rendered during a period of twelve months from date of grant (2022 – 1,108). The fair value of the DSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in capital, over the vesting period.

Stock-based compensation recognized under this plan amounted to $13,025 and $49,826 respectively for the years ended March 31, 2023 and 2022. Unrecognized compensation cost of nil as at March 31, 2023 ($11,873 unrecognized compensation cost as at March 31, 2022 with a weighted average period remaining of 0.31 years).

(ii)	Restricted Share Units (‘‘RSUs’’)

During the year ended March 31, 2020, as part of the employment agreement of the CEO, the Company granted RSUs which vest over three years in 36 equal installments. During the year ended March 31, 2021, Neptune granted additional RSUs to the CEO and to executives of the Company, which vest over periods ranging from 6 months to 3 years. The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in capital, over the vesting period. The fair value of the RSUs granted during the twelve-month period ended March 31, 2023 was $3.31 per unit (2022 - $16.19).

		2023		2022
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	RSUs	price	RSUs
RSUs outstanding at April 1st, 2023 and 2022		$59.75	25,038	$92.08	95,845
Granted		3.31	436,449	16.19	111,915
Forfeited		19.25	(22,710)	51.65	(10,538)
Released through the issuance of common shares	14(d)	5.60	(262,495)	50.53	(108,079)
Withheld as payment of withholding taxes	14(d)	5.60	(173,493)	10.61	(64,105)
RSUs outstanding at March 31, 2023 and 2022		$60.04	2,789	$59.75	25,038

Stock-based compensation recognized under this plan amounted to $268,155 and $3,889,846 respectively for the years ended March 31, 2023 and 2022. Unrecognized compensation cost at March 31, 2023 is nil (2022 - $235,075 unrecognized compensation cost with a weighted average remaining life of 1.30 years).

On November 14, 2021, the Company and its CEO entered into an agreement pursuant to which the CEO’s existing employment agreement was amended to waive the Company’s obligation to procure directors and officers insurance coverage of up to $15 million for the period covering July 1, 2021 to July 31, 2022.  The parties agreed that if the Company had successfully completed a strategic partnership prior to December 31, 2021, the CEO would have been entitled to approximately $6.9 million in cash and would have been granted fully vested options to purchase 8.5 million shares of the Company’s common stock.  As the strategic partnership was not consummated by December 31, 2021, the CEO was entitled to monthly cash payments for an aggregate value of approximately $6.9 million or the issuance over time of a fixed amount of fully vested RSUs, at the option of the Company.

The balance of the liability accrual to the CEO is $8,587 (including withholding taxes) as at March 31, 2023, in trade and other payables. The revaluation of the liability amounted to gain of $3,152,578 for the year ended March 31, 2023 and was recorded into selling, general and administrative expenses (2022 – a loss of $4,708,163). During the year ended March 31, 2023, settlements in RSUs were $1,555,585 (2022 - nil). The compensation to be settled in RSUs or if the Company is unable to grant such RSUs, then a combination of cash and vested RSUs with equivalent value, is not reflected in the number of RSUs outstanding above.

(c)	Long term cash bonus:

According to the employment agreement with the CEO, a long-term incentive of $15 million is payable if the Company’s US market capitalization is at least $1 billion. The Company uses a risk-neutral Monte Carlo simulation to estimate the fair-value of this instrument and recognizes the incentive over the estimated period to reach the market capitalization.

As at March 31, 2023, the liability related to this long-term incentive of $24,000 ($88,688 as at March 31, 2022) is presented in Other liability in the consolidated balance sheets. During the twelve-month period ended March 31, 2023, a recovery of $64,688 (2022 - a recovery of $304,467) was recorded in connection with the long-term incentive under selling, general and administrative expenses in the consolidated statement of loss.